U.S. SECURITIES AND EXCHANGE COMMISSION
				                       Washington, D.C.  20549

					                            FORM 24F-2
			                    ANNUAL NOTICE OF SECURITES SOLD
				                       PURSUANT TO RULE 24F-2

		         READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:
						                           MassMutual Institutional Funds
					     	                      1295 State Street
						                           Springfield, Massachusetts 01111


 2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):								                                       [x]


 3.  Investment Company Act File Number:  811-8274

     Securities Act File Number:  33-73824


 4(a).  Last day of fiscal year for which this Form is filed: 12/31/97


 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
	       Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.	Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
		          during the fiscal year pursuant to
		          section 24(f):						                            $ 2,544,031,165

     (ii)   Aggregate price of securities redeemed
		          or repurchased during the fiscal year: 	$ 1,849,284,878

     (iii)  Aggregate price of securities redeemed
		          or repurchased during any PRIOR fiscal
		          year ending no earlier than October 11,
		          1995 that were not previously used to
		          reduce registration fees payable to
		          the Commission:					                    $ 0

     (iv)   Total available redemption credits
		          [add items 5(ii) and 5(iii)]:				            -$ 1,849,284,878

     (v)    Net sales -- if item 5(i) is greater
		          than Item 5(iv) [subtract Item 5(iv)		        $   694,746,287
		          from Item 5(i)]:

     (vi)	  Redemption credits available for use
		          in future years -- if Item 5(i) is		    $  (0)
		          less than Item 5(iv) [subtract Item
		          5(iv) from Item 5(i)]:

     (vii)	 Multiplier for determining registration
		          fee (See Instruction C.9):					                   x.000295

     (viii)	Registration fee due [multiply Item 5(v)
	          	by Item 5(vii)] (enter "0" if no fee
 		         is due):								                                 =$204,950.15
											                                                  ------------
											                                                  ------------
  6.   Prepaid Shares

	      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933
	      pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units
       deducted here:             .  If there is a number of shares or other
       units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state
       that number here:           .

  7.   Interest due -- if this Form is being filed more than 90 days after
       the end of the issuer's fiscal year (see Instruction D):		+ $ 0

  8.   Total of the amount of the registration fee due plus any interest due
       [Item 5(viii) plus Item 7]:						                       =$204,950.15

  9.   Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:
							                                  Sent 3/23/98 CIK: 916053

      	Method of Delivery:

			                [x]  Wire Transfer
			                [ ]  Mail or other means

					                             SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Stephen L. Kuhn
     	                    ------------------
				                         Stephen L. Kuhn
				                         Vice President
Date:	3/20/98

*Please print the name and title of the signing officer below the signature.